JNL INVESTORS SERIES TRUST
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(312) 338-5801

March 27, 2020

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re: JNL Investors Series Trust
File Nos: 333-43300 and 811-10041

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated March 20, 2020, filed pursuant to Rule 497(e), for the JNL Government Money Market Fund.

If you have any questions concerning this filing, please contact me at (312) 720-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett
Assistant Secretary

enc.